Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 44	$ 30
Counterparty Netting of Energy Contracts	30	22
Cash Collateral Received/Posted	10	10
Net Amount	4	(2)
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(125)	(151)
Counterparty Netting of Energy Contracts	(30)	(22)
Cash Collateral Received/Posted	0	(2)
Net Amount	$ (95)	$ (127)